Note 9 - Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Note 9 - Income tax
Disclosure of detailed information about income tax expense (income) [text block]
	Year ended December 31,
	2023	2022	2021
Current tax	(868,695)	(589,706)	(215,467)
Deferred tax	193,739	(27,530)	26,019
Tax charge	(674,956)	(617,236)	(189,448)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
	2023	2022	2021
Income before income tax	4,632,789	3,165,937	1,242,766
Less impairment charges (non-deductible)	-	-	57,075
Income before income tax without impairment charges	4,632,789	3,165,937	1,299,841

Tax calculated at the tax rate in each country	(1,127,428)	(705,727)	(209,765)
Effect of currency translation on tax base	(346,573)	(187,186)	(76,043)
Changes in the tax rates	1,535	(3,422)	(29,881)
Utilization of previously unrecognized tax losses	787	29,560	966
Tax revaluation, withholding tax and others	796,723	249,539	125,275
Tax charges	(674,956)	(617,236)	(189,448)